Goodwill & Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill & Intangible Assets, Net [Abstract]
GOODWILL & INTANGIBLE ASSETS, NET

NOTE 4 — GOODWILL & INTANGIBLE ASSETS, NET:

Goodwill

The following table presents the changes in the carrying amount of goodwill and the intangible assets as of December 31, 2021 (U.S. dollars in thousands):

Balance as of December 31, 2020	$-
Goodwill from acquisition of Zebra	51,243
Goodwill from acquisition of USARAD	7,055
Balance as of December 31, 2021	$58,298

Intangible assets

The acquired intangible assets has an estimated fair value as of December 31, 2021 of $101,826 thousand. The Identifiable intangible assets were recorded as follows (U.S. dollars in thousands):

	Weighted Average
	Useful Life (in Years)	Amount as of the merger/ acquisition date	Amortization expense for the period	Amount as of December 31, 2021

Developed technology	10	$27,316	$455	$26,861
Image big data	10	$52,500	$875	$51,625
Market platform	4	$2,591	$108	$2,483
Radiologist relationships	11.17	$17,770	$265	$17,505
Trade name	12.17	$2,095	$29	$2,066
Customer relationships	6.17	$1,322	$36	$1,286
Total		$103,594	$1,768	$101,826

Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values and reviewed periodically for impairment. Amortization expenses were $1,768 and $0 and $0 for the years ended December 31, 2021 and December 31, 2020 and December 31, 2019, respectively.

Amortization of intangible assets for each of the next five years and thereafter is expected to be as follows:

Year ended December 31,
2022	$10,607
2023	10,607
2024	10,607
2025	10,499
2026 and thenafter	59,506
Total	$101,826